Financial Investments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Investments	16Financial investments

Carrying amount of financial investments
	2024	2023
	$m	$m
Financial investments measured at fair value through other comprehensive income	339,193	294,437
– treasury and other eligible bills	112,705	102,438
– debt securities	224,496	190,119
– equity securities	1,569	1,447
– other instruments	423	433
Debt instruments measured at amortised cost	153,973	148,326
– treasury and other eligible bills	22,148	30,733
– debt securities	131,825	117,593
At 31 Dec	493,166	442,763

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	620	29
Business facilitation	886	29
Others	63	2
At 31 Dec 2024	1,569	60

Investments required by central institutions	609	27
Business facilitation	793	35
Others	45	2
At 31 Dec 2023	1,447	64

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	2.9	3.4	2.5	2.3
US Government agencies	0.8	—	3.1	3.1
US Government-sponsored agencies	1.7	3.5	1.6	1.8
UK Government	3.8	3.8	2.3	2.4
Hong Kong Government	—	1.9	2.0	—
Other governments	2.7	4.1	3.7	2.3
Asset-backed securities	3.4	3.0	5.4	4.3
Corporate debt and other securities	2.7	3.5	3.2	1.9

Debt securities measured at amortised cost
US Treasury	3.5	3.8	3.8	2.1
US Government agencies	0.7	0.7	1.1	4.6
US Government-sponsored agencies	—	2.8	3.7	2.9
UK Government	3.5	2.9	2.8	—
Hong Kong Government	—	2.7	—	—
Other governments	2.8	4.1	5.2	—
Asset-backed securities	—	—	7.7	—
Corporate debt and other securities	2.7	2.9	3.2	4.8
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2024 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
	2024	2023
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	9,556	15,629
– debt securities	772	3,929
At 31 Dec	10,328	19,558

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	4.3	—	—	—
The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended
31 December 2024 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.

25	Financial liabilities designated at fair value

HSBC
	2024	2023
	$m	$m
Deposits by banks and customer accounts[1]	23,773	21,043
Liabilities to customers under investment contracts	5,931	5,103
Debt securities in issue (Note 26)	99,706	103,803
Subordinated liabilities (Note 29)	9,317	11,477
At 31 Dec	138,727	141,426
1Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
The carrying amount of financial liabilities designated at fair value was $4,365m less than the contractual amount at maturity (2023: $4,421m less). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $1,655m (2023: loss of $1,286m).

HSBC Holdings
	2024	2023
	$m	$m
Debt securities in issue (Note 26)	33,268	35,189
Subordinated liabilities (Note 29)	8,314	8,449
At 31 Dec	41,582	43,638
The carrying amount of financial liabilities designated at fair value was $17m less than the contractual amount at maturity (2023: $246m less).
The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $540m (2023: $682m).
31Offsetting of financial assets and financial liabilities
In the offsetting of financial assets and financial liabilities, the net amount is reported in the balance sheet when the offset criteria are met. This is achieved when there is a legally enforceable right to offset the recognised amounts and there is either an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
–the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and
–cash and non-cash collateral (debt securities and equities) has been received/pledged for derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable netting agreements’ include contracts executed in jurisdictions where the rights of offset may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[1]	Total
			Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[2]	372,699	(112,746)	259,953	(230,133)	(22,730)	7,090	8,684	268,637
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	25,077	(637)	24,440	(24,428)	(10)	2	757	25,197
– non-trading assets	386,124	(154,133)	231,991	(230,584)	(332)	1,075	20,602	252,593
Loans and advances to customers[4]	34,582	(16,540)	18,042	(15,313)	(75)	2,654	4	18,046
At 31 Dec 2024	818,482	(284,056)	534,426	(500,458)	(23,147)	10,821	30,047	564,473

Derivatives (Note 15)[2]	341,473	(116,486)	224,987	(198,743)	(22,926)	3,318	4,727	229,714
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	29,152	(602)	28,550	(28,513)	(34)	3	2,633	31,183
– non-trading assets	365,922	(135,210)	230,712	(230,240)	(80)	392	21,653	252,365
Loans and advances to customers[4]	34,173	(15,792)	18,381	(15,613)	(93)	2,675	2	18,383
At 31 Dec 2023	770,720	(268,090)	502,630	(473,109)	(23,133)	6,388	29,015	531,645

Financial liabilities
Derivatives (Note 15)[2]	369,287	(112,746)	256,541	(221,232)	(30,334)	4,975	7,907	264,448
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	18,482	(157)	18,325	(18,326)	—	(1)	6	18,331
– non-trading liabilities	287,648	(154,613)	133,035	(131,719)	(164)	1,152	47,845	180,880
Customer accounts[5]	41,409	(16,540)	24,869	(15,313)	(75)	9,481	17	24,886
At 31 Dec 2024	716,826	(284,056)	432,770	(386,590)	(30,573)	15,607	55,775	488,545

Derivatives (Note 15)[2]	344,799	(116,486)	228,313	(198,640)	(23,748)	5,925	6,459	234,772
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	15,686	(172)	15,514	(15,453)	—	61	6	15,520
– non-trading liabilities	270,493	(135,640)	134,853	(134,095)	(669)	89	37,247	172,100
Customer accounts[5]	42,522	(15,792)	26,730	(15,613)	(93)	11,024	13	26,743
At 31 Dec 2023	673,500	(268,090)	405,410	(363,801)	(24,510)	17,099	43,725	449,135
1These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
2  At 31 December 2024, the amount of cash margin received that had been offset against the gross derivatives assets was $5,303m (2023: $5,105m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $5,614m (2023: $7,142m).
3For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of
$25,197m (2023: $31,183m) and ‘Trading liabilities’ of $18,331m (2023: $15,520m), see the ‘Funding sources and uses’ table on page 239.
4At 31 December 2024, the total amount of ‘Loans and advances to customers’ was $930,658m (2023: $938,535m), of which $18,042m (2023: $18,381m) was subject to offsetting.
5At 31 December 2024, the total amount of ‘Customer accounts’ was $1,654,955m (2023: $1,611,647m), of which $24,869m (2023: $26,730m) was subject to offsetting.